Shareholder Report, Average Annual Return (Details) 190496_GuidePath Managed Futures Strategy Fund_Service Shares_TSR Annual {Service Shares}	12 Months Ended	60 Months Ended	120 Months Ended
	Mar. 31, 2026	Mar. 31, 2026	Mar. 31, 2026
Service Shares
Average Annual Return [Line Items]
Line Graph and Table Measure Name	GuidePath Managed Futures Strategy Fund Service Shares
Average Annual Return, Percent	2.92%	2.40%	1.66%
FT Wilshire 5000 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	FT Wilshire 5000 Index
Average Annual Return, Percent	18.32%	11.10%	13.87%
FTSE 3-Month Treasury Bill Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	FTSE 3-Month Treasury Bill Index
Average Annual Return, Percent	4.22%	3.49%	2.32%
SG Trend Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	SG Trend Index
Average Annual Return, Percent	15.00%	7.60%	4.05%